Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Income Tax Expense
	2021	2020	2019
	ARS 000	ARS 000	ARS 000

Current income tax

Income tax charge for the year	(6,813,048)	(7,290,674)	(14,292,825)
Adjustment related to current income tax for the prior year	151,567	31,379	57,332

Deferred income tax

Related to the net variation in temporary differences	(1,606,881)	(465,860)	2,429,431
Income tax	(8,268,362)	(7,725,155)	(11,806,062)

Income Tax Charged To Other Comprehensive Income
	2021	2020	2019
	ARS 000	ARS 000	ARS 000

Income tax for the year related to items charged or credited directly to equity

Deferred income tax income (expense)	(135)	(2,969)	23,761
Income tax credited charged to other comprehensive income	(135)	(2,969)	23,761

Income Tax Reported In The Consolidated Statement Of Income
	2021	2020	2019
	ARS 000	ARS 000	ARS 000

Income before income tax	7,620,499	18,227,581	29,603,497

At statutory income tax rate (1)	(2,667,175)	(5,468,274)	(8,881,051)
Share of the profit of associates	16,462	(10,122)	359,947
Effect related to statutory income tax rate change (Note 22)	(4,318,480)	953,621	168,701
IFRIC 23 effect	14,676	29,861	131,004
Effect related to the discount of income tax payable	(138,822)	298,292	(1,151,294)
Adjustment related to current income tax for the prior year	151,568	31,379	57,332
Loss on net monetary position	(671,091)	(3,768,910)	(1,890,908)
Unrecognized tax-loss carryforwards	(1,203,604)	-	-
Business combination tax effects	-	-	(400,638)
Others	548,104	208,998	(199,153)
Income tax for the year	(8,268,362)	(7,725,155)	(11,806,060)

Deferred Income Tax Assets And Liabilities
	Consolidated statement of financial position		Consolidated statement of income from continuing operations and statement of other comprehensive income
	12-31-2021	12-31-2020	2021	2020	2019
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Trade receivables	7,068	4,889	2,179	(2,486)	5,330
Other financial assets	(34,365)	(590)	(33,774)	565,365	(104,360)
Employee benefit liability	222,428	166,043	56,385	1,605	27,053
Provisions and others	(485,967)	(442,295)	(43,671)	(535,941)	58,799
Investments in associates	(2,082,588)	(1,632,384)	(450,204)	(58,707)	(253,651)
Property, plant and equipment - Material & spare parts - Intangible assets	(7,083,245)	(8,123,664)	1,040,419	1,277,501	1,606,827
Deferred tax income	(3,739,124)	(3,975,695)	236,571	352,040	1,429,476
Tax loss carry-forward	215,111	3,625,419	(3,410,309)	226,900	446,436
Tax inflation adjustment - Asset	179,936	282,203	(102,268)	(640,753)	922,957
Tax inflation adjustment - Liability	(2,242,370)	(3,340,026)	1,097,656	(1,654,353)	(1,685,675)
Deferred income tax (expense) income			(1,607,016)	(468,829)	2,453,192
Deferred income tax liabilities, net	(15,043,116)	(13,436,100)
	Consolidated statement of financial position
	2021	2020	2019
	ARS 000	ARS 000	ARS 000

Deferred income tax asset	131,556	148,496	-
Deferred income tax liability	(15,174,672)	(13,584,596)	(12,967,270)
Deferred income tax liability, net	(15,043,116)	(13,436,100)	(12,967,270)

Tax Loss Carry-forward In Its Subsidiaries
	Expiration year
	2024	2025	2026	Total
	ARS 000	ARS 000	ARS 000	ARS 000

CP Achiras S.A.U.	182,649	171,773	-	354,422
CP La Castellana S.A.U.	-	25,197	-	25,197
CPR Energy Solutions S.A.U.	-	-	71	71
CP Manque S.A.U.	-	174	15	189
CP Los Olivos S.A.U.	-	134	87,702	87,836
Vientos La Genoveva I S.A.U.	-	140,959	-	140,959
CP Renovables S.A.	-	111,840	133,730	245,570
Proener S.A.U.	-	11,055	3,182,244	3,193,299
	182,649	461,132	3,403,762	4,047,543